Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 69,340	$ 74,513	$ 38,403
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion of premiums and discounts on securities	8,445	8,662	8,100
Provision for deferred income taxes	5,696	6,089	(9,647)
Changes in:
Other assets	(3,432)	2,493	637
Income taxes receivable/payable	(644)	(1,398)	3,004
Accounts payable and accrued expenses	(9,403)	(10,732)	(143)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of AFS securities	(408,497)	(688,520)	(790,083)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from common stock offering (deferred offering costs)			1,076,411
Dividends paid	(146,824)	(63,768)	(150,110)
Repayments on borrowings	(1,073,115)	(957,768)	(773,771)
Repurchase of common stock	(91,573)	(146,781)
Stock options exercised	12	36	35
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(27,819)	20,635	55,853
CASH AND CASH EQUIVALENTS:
Beginning of Period	141,705	121,070	65,217
End of Period	113,886	141,705	121,070
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments	112,950	135,444	172,332
Capitol Federal Financial [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	69,340	74,513	38,403
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in excess of distribution over (undistributed) earnings of subsidiary	1,440	15,716	(17,693)
Amortization and accretion of premiums and discounts on securities	74	2,196	3,529
Other, net	263	1,549	(1,812)
Provision for deferred income taxes	3,216	5,422	(10,409)
Changes in:
Other assets	(198)	(9)	1,547
Income taxes receivable/payable	(220)	(2,160)	(2,927)
Accounts payable and accrued expenses	(27)	33	(355)
Net cash flows provided by operating activities	73,888	97,260	10,283
CASH FLOWS FROM INVESTING ACTIVITIES:
Offering proceeds downstreamed to Bank			(567,422)
Purchase of AFS securities			(405,800)
Proceeds from maturities of AFS securities	60,000	300,000	40,000
Proceeds From Maturities Of Bank Certificates Of Deposit			55,000
Principal collected on notes receivable from ESOP	2,827	2,672	2,525
Net cash flows provided by (used in) investing activities	62,827	302,672	(875,697)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from common stock offering (deferred offering costs)			1,094,101
Net payment from subsidiary related to restricted stock awards	34	6,128
Dividends paid	(146,824)	(63,768)	(150,110)
Repayments on borrowings			(53,609)
Repurchase of common stock	(91,573)	(146,781)
Stock options exercised	12	36	35
Net cash flows (used in) provided by financing activities	(238,351)	(204,385)	890,417
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(101,636)	195,547	25,003
CASH AND CASH EQUIVALENTS:
Beginning of Period	308,648	113,101	88,098
End of Period	207,012	308,648	113,101
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest payments			1,274
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Note to ESOP in exchange for common stock			$ 47,260